Schedule of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Legal and accounting									$ 286	$ 274
Salaries and related expenses									1,970	1,708
Board related expenses									112	108
Advertising									82	40
Rent and utilities									85	61
Loan and foreclosed asset expenses									125	87
Travel									221	182
Other									180	236
Total SG&A	$ 932	$ 714	$ 586	$ 829	$ 662	$ 591	$ 617	$ 826	$ 3,061	$ 2,696